Schedule of Investments
September 30, 2023
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Alternative Funds–5.05%
Invesco Global Real Estate Income Fund, Class R6	2.47%	$5,619,614	$1,754,705	$(531,190)	$(79,444)	$(93,021)	$154,990	884,703	$6,670,664
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.58%	9,094,613	—	(2,145,614)	323,987	(301,258)	—	920,968	6,971,728
Total Alternative Funds		14,714,227	1,754,705	(2,676,804)	244,543	(394,279)	154,990		13,642,392
Domestic Equity Funds–20.99%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	3.13%	8,482,797	1,016,392	(1,281,802)	409,523	(164,718)	—	327,231	8,462,192
Invesco Main Street Small Cap Fund, Class R6	2.41%	4,500,200	3,283,618	(1,570,426)	166,435	148,653	—	350,240	6,528,480
Invesco NASDAQ 100 ETF	1.73%	—	5,178,445	(1,295,185)	628,472	162,934	14,961	31,712	4,674,666
Invesco Russell 1000® Dynamic Multifactor ETF	5.58%	15,139,785	1,688,350	(2,897,236)	921,987	233,791	196,143	329,116	15,086,677
Invesco S&P 500® Low Volatility ETF(c)	3.91%	12,524,208	—	(995,332)	(840,791)	(118,113)	210,790	179,792	10,569,972
Invesco S&P 500® Pure Growth ETF	1.99%	10,515,821	—	(4,996,551)	(1,027,440)	874,749	88,615	177,996	5,366,579
Invesco S&P 500® Pure Value ETF	2.24%	7,119,886	—	(691,014)	(320,677)	(50,353)	124,398	82,330	6,057,842
Invesco S&P SmallCap Low Volatility ETF	—	3,036,138	—	(2,897,753)	(710,846)	572,461	23,280	—	—
Total Domestic Equity Funds		61,318,835	11,166,805	(16,625,299)	(773,337)	1,659,404	658,187		56,746,408
Fixed Income Funds–59.60%
Invesco 1-30 Laddered Treasury ETF	11.30%	41,956,516	—	(9,512,202)	(38,482)	(1,854,309)	698,646	1,139,557	30,551,523
Invesco Core Plus Bond Fund, Class R6	9.59%	41,122,008	1,104,138	(15,146,438)	1,184,925	(2,330,324)	1,104,138	2,974,118	25,934,309
Invesco Floating Rate ESG Fund, Class R6	4.82%	—	12,972,096	—	56,073	—	152,221	1,907,492	13,028,169
Invesco Fundamental High Yield® Corporate Bond ETF	—	11,704,156	—	(11,709,600)	1,204,741	(1,199,297)	115,743	—	—
Invesco High Yield Fund, Class R6	8.36%	—	25,007,512	(2,347,821)	(65,922)	9,595	798,478	6,667,659	22,603,364
Invesco Income Fund, Class R6	1.02%	5,031,920	154,912	(2,379,093)	92,139	(149,114)	154,913	413,649	2,750,764
Invesco International Bond Fund, Class R6	6.78%	9,327,619	12,014,133	(2,683,644)	90,793	(412,188)	595,017	4,397,293	18,336,713
Invesco Master Loan Fund, Class R6	0.76%	14,978,786	870,268	(13,438,982)	(110,605)	(238,346)	864,551	138,981	2,061,121
Invesco Senior Floating Rate Fund, Class R6	0.78%	—	2,285,486	(249,529)	71,943	5,564	104,355	315,442	2,113,464
Invesco Taxable Municipal Bond ETF(c)	8.28%	26,230,088	—	(3,575,941)	638,939	(900,004)	677,538	885,452	22,393,082
Invesco Variable Rate Investment Grade ETF	7.91%	15,415,259	7,266,557	(1,527,869)	224,593	(1,042)	875,152	856,999	21,377,498
Total Fixed Income Funds		165,766,352	61,675,102	(62,571,119)	3,349,137	(7,069,465)	6,140,752		161,150,007
Foreign Equity Funds–14.18%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.48%	4,363,467	—	(542,759)	163,278	31,539	—	124,939	4,015,525
Invesco Developing Markets Fund, Class R6	1.45%	6,173,816	—	(2,619,008)	1,541,721	(1,161,247)	—	108,142	3,935,282
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	1.25%	—	3,697,480	(389,197)	61,570	22,745	76,250	77,937	3,392,598
Invesco Global Fund, Class R6	3.92%	16,978,069	—	(8,925,521)	4,417,364	(1,872,824)	—	119,149	10,597,088
Invesco Global Infrastructure Fund, Class R6	0.98%	2,896,153	90,167	—	(345,962)	—	54,266	257,345	2,640,358
Invesco International Select Equity Fund, Class R6	—	3,708,681	—	(3,874,002)	1,338,128	(1,172,807)	—	—	—
Invesco International Small-Mid Company Fund, Class R6	0.94%	2,929,006	—	(393,150)	70,252	(69,028)	—	65,762	2,537,080
Invesco Oppenheimer International Growth Fund, Class R6	0.97%	—	2,997,181	(385,881)	(20,987)	27,760	—	74,952	2,618,073
Invesco RAFI™ Strategic Developed ex-US ETF	—	5,839,794	—	(6,004,213)	(518,958)	683,377	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	2.20%	4,494,566	2,178,001	(639,893)	(25,711)	(62,463)	160,139	264,200	5,944,500
Invesco S&P International Developed Low Volatility ETF	0.99%	2,982,944	—	(250,027)	(55,858)	(7,175)	86,625	102,305	2,669,884
Total Foreign Equity Funds		50,366,496	8,962,829	(24,023,651)	6,624,837	(3,580,123)	377,280		38,350,388
Money Market Funds–0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)	0.09%	227,285	15,226,700	(15,219,287)	—	—	17,131	234,698	234,698
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)	0.05%	$154,880	$10,876,215	$(10,878,586)	$11	$(68)	$10,169	152,422	$152,452
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)	0.10%	259,754	17,401,943	(17,393,471)	—	—	18,203	268,226	268,226
Total Money Market Funds		641,919	43,504,858	(43,491,344)	11	(68)	45,503		655,376
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $282,858,389)	100.06%	292,807,829	127,064,299	(149,388,217)	9,445,191	(9,384,531)	7,376,712		270,544,571

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.34%
Invesco Private Government Fund, 5.30%(d)(e)	0.10%	—	10,136,211	(9,879,156)	—	—	10,333(f)	257,055	257,055
Invesco Private Prime Fund, 5.51%(d)(e)	0.24%	—	22,891,713	(22,230,337)	—	(375)	31,233(f)	661,001	661,001
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $918,056)	0.34%	—	33,027,924	(32,109,493)	—	(375)	41,566		918,056
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $283,776,445)	100.40%	$292,807,829	$160,092,223	$(181,497,710)	$9,445,191	$(9,384,906)	$7,418,278		$271,462,627
OTHER ASSETS LESS LIABILITIES	(0.40)%								(1,080,962)
NET ASSETS	100.00%								$270,381,665
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$269,889,195	$—	$—	$269,889,195
Money Market Funds	655,376	918,056	—	1,573,432
Total Investments	$270,544,571	$918,056	$—	$271,462,627
Invesco Select Risk: Moderately Conservative Investor Fund